LOANS, NET, Movement of Gross Balance of Loan Portfolio by Stages (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross balance of loan portfolio [Roll Forward]
Beginning balance	S/ 168,818,002
Ending balance	163,947,270	S/ 168,818,002
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	133,643,477	131,781,171
Transfer to stage 2	(28,651,226)	(32,685,118)
Transfer to stage 3	(1,138,112)	(1,401,682)
Transfer from stage 2	17,561,997	17,091,585
Transfer from stage 3	266,030	537,536
New loans, liquidation and write-offs, net	0	0
Transfers between classes of loans	13,718,565	20,451,643
Sale of loan portfolio	0	0
Exchange differences and others	(1,021,969)	(2,131,658)
Ending balance	134,378,762	133,643,477
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	22,795,322	24,948,967
Transfer to stage 1	(17,561,997)	(17,091,585)
Transfer to stage 3	(6,439,879)	(5,532,867)
Transfer from stage 1	28,651,226	32,685,118
Transfer from stage 3	429,853	622,946
New loans, liquidation and write-offs, net	0	0
Transfers between classes of loans	(10,442,523)	(12,657,280)
Sale of loan portfolio	0	0
Exchange differences and others	11,065	(179,977)
Ending balance	17,443,067	22,795,322
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	12,379,203	13,133,428
Transfer to stage 1	(266,030)	(537,536)
Transfer to stage 2	(429,853)	(622,946)
Transfer from stage 1	1,138,112	1,401,682
Transfer from stage 2	6,439,879	5,532,867
New loans, liquidation and write-offs, net	0	0
Transfers between classes of loans	(6,568,596)	(6,329,326)
Sale of loan portfolio	(489,987)	(11,458)
Exchange differences and others	(77,287)	(187,508)
Ending balance	12,125,441	12,379,203
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	168,818,002	169,863,566
Written off and forgivens	(3,324,667)	(2,575,258)
New loans and liquidation, net	0	0
Transfers between classes of loans	32,113	4,040,295
Sale of loan portfolio	(489,987)	(11,458)
Exchange differences and others	(1,088,191)	(2,499,143)
Ending balance	163,947,270	168,818,002
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	86,190,457	90,281,463
Transfer to stage 2	(7,735,234)	(10,689,388)
Transfer to stage 3	(390,080)	(782,333)
Transfer from stage 2	6,837,244	7,640,908
Transfer from stage 3	113,232	356,896
New loans, liquidation and write-offs, net	865,954	(21,784)
Transfers between classes of loans	(957,315)	1,067,360
Sale of loan portfolio	0	0
Exchange differences and others	(995,471)	(1,662,665)
Ending balance	83,928,787	86,190,457
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	8,850,173	11,342,409
Transfer to stage 1	(6,837,244)	(7,640,908)
Transfer to stage 3	(1,901,832)	(2,586,811)
Transfer from stage 1	7,735,234	10,689,388
Transfer from stage 3	149,554	434,550
New loans, liquidation and write-offs, net	505,667	614,296
Transfers between classes of loans	(2,566,703)	(3,906,923)
Sale of loan portfolio	0	0
Exchange differences and others	2,348	(95,828)
Ending balance	5,937,197	8,850,173
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	8,150,200	8,756,743
Transfer to stage 1	(113,232)	(356,896)
Transfer to stage 2	(149,554)	(434,550)
Transfer from stage 1	390,080	782,333
Transfer from stage 2	1,901,832	2,586,811
New loans, liquidation and write-offs, net	(86,176)	(95,866)
Transfers between classes of loans	(2,325,958)	(2,934,746)
Sale of loan portfolio	(377,652)	(7,803)
Exchange differences and others	(82,364)	(145,826)
Ending balance	7,307,176	8,150,200
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	103,190,830	110,380,615
Written off and forgivens	(369,307)	(421,522)
New loans and liquidation, net	1,285,445	496,646
Transfers between classes of loans	(5,480,669)	(5,352,787)
Sale of loan portfolio	(377,652)	(7,803)
Exchange differences and others	(1,075,487)	(1,904,319)
Ending balance	97,173,160	103,190,830
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	18,640,432	18,702,189
Transfer to stage 2	(3,890,376)	(4,019,065)
Transfer to stage 3	(87,230)	(84,000)
Transfer from stage 2	2,834,608	1,995,000
Transfer from stage 3	68,812	27,176
New loans, liquidation and write-offs, net	0	7,496
Transfers between classes of loans	1,680,893	2,247,060
Sale of loan portfolio	0	0
Exchange differences and others	(97,070)	(235,424)
Ending balance	19,150,069	18,640,432
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	3,207,081	1,758,125
Transfer to stage 1	(2,834,608)	(1,995,000)
Transfer to stage 3	(498,299)	(292,259)
Transfer from stage 1	3,890,376	4,019,065
Transfer from stage 3	109,625	23,225
New loans, liquidation and write-offs, net	0	427
Transfers between classes of loans	(301,840)	(286,590)
Sale of loan portfolio	0	0
Exchange differences and others	(14,233)	(19,912)
Ending balance	3,558,102	3,207,081
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,388,061	1,371,146
Transfer to stage 1	(68,812)	(27,176)
Transfer to stage 2	(109,625)	(23,225)
Transfer from stage 1	87,230	84,000
Transfer from stage 2	498,299	292,259
New loans, liquidation and write-offs, net	0	0
Transfers between classes of loans	(248,110)	(283,888)
Sale of loan portfolio	(69,258)	(2,442)
Exchange differences and others	(9,037)	(22,613)
Ending balance	1,468,748	1,388,061
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	23,235,574	21,831,460
Written off and forgivens	(25,205)	(33,940)
New loans and liquidation, net	0	7,923
Transfers between classes of loans	1,156,148	1,710,522
Sale of loan portfolio	(69,258)	(2,442)
Exchange differences and others	(120,340)	(277,949)
Ending balance	24,176,919	23,235,574
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	13,425,653	10,803,696
Transfer to stage 2	(10,427,681)	(11,398,414)
Transfer to stage 3	(193,852)	(235,229)
Transfer from stage 2	4,537,627	4,142,176
Transfer from stage 3	15,883	95,327
New loans, liquidation and write-offs, net	(865,954)	(739,253)
Transfers between classes of loans	9,439,846	10,960,618
Sale of loan portfolio	0	0
Exchange differences and others	134,324	(203,268)
Ending balance	16,065,846	13,425,653
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	7,266,464	8,927,358
Transfer to stage 1	(4,537,627)	(4,142,176)
Transfer to stage 3	(2,151,478)	(1,627,919)
Transfer from stage 1	10,427,681	11,398,414
Transfer from stage 3	104,183	93,396
New loans, liquidation and write-offs, net	(505,667)	(599,450)
Transfers between classes of loans	(6,021,879)	(6,722,150)
Sale of loan portfolio	0	0
Exchange differences and others	48,637	(61,009)
Ending balance	4,630,314	7,266,464
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,741,559	1,906,210
Transfer to stage 1	(15,883)	(95,327)
Transfer to stage 2	(104,183)	(93,396)
Transfer from stage 1	193,852	235,229
Transfer from stage 2	2,151,478	1,627,919
New loans, liquidation and write-offs, net	86,176	85,153
Transfers between classes of loans	(2,231,402)	(1,905,488)
Sale of loan portfolio	(21,388)	(909)
Exchange differences and others	2,621	(17,832)
Ending balance	1,802,830	1,741,559
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	22,433,676	21,637,264
Written off and forgivens	(1,519,522)	(1,164,440)
New loans and liquidation, net	(1,285,445)	(1,253,550)
Transfers between classes of loans	2,706,087	3,497,420
Sale of loan portfolio	(21,388)	(909)
Exchange differences and others	185,582	(282,109)
Ending balance	22,498,990	22,433,676
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	15,386,935	11,993,823
Transfer to stage 2	(6,597,935)	(6,578,251)
Transfer to stage 3	(466,950)	(300,120)
Transfer from stage 2	3,352,518	3,313,501
Transfer from stage 3	68,103	58,137
New loans, liquidation and write-offs, net	0	753,541
Transfers between classes of loans	3,555,141	6,176,605
Sale of loan portfolio	0	0
Exchange differences and others	(63,752)	(30,301)
Ending balance	15,234,060	15,386,935
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	3,471,604	2,921,075
Transfer to stage 1	(3,352,518)	(3,313,501)
Transfer to stage 3	(1,888,270)	(1,025,878)
Transfer from stage 1	6,597,935	6,578,251
Transfer from stage 3	66,491	71,775
New loans, liquidation and write-offs, net	0	(15,273)
Transfers between classes of loans	(1,552,101)	(1,741,617)
Sale of loan portfolio	0	0
Exchange differences and others	(25,687)	(3,228)
Ending balance	3,317,454	3,471,604
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,099,383	1,099,329
Transfer to stage 1	(68,103)	(58,137)
Transfer to stage 2	(66,491)	(71,775)
Transfer from stage 1	466,950	300,120
Transfer from stage 2	1,888,270	1,025,878
New loans, liquidation and write-offs, net	0	10,713
Transfers between classes of loans	(1,763,126)	(1,205,204)
Sale of loan portfolio	(21,689)	(304)
Exchange differences and others	11,493	(1,237)
Ending balance	1,546,687	1,099,383
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	19,957,922	16,014,227
Written off and forgivens	(1,410,633)	(955,356)
New loans and liquidation, net	0	748,981
Transfers between classes of loans	1,650,547	4,185,140
Sale of loan portfolio	(21,689)	(304)
Exchange differences and others	(77,946)	(34,766)
Ending balance	S/ 20,098,201	S/ 19,957,922